UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-9479

Name of Fund: The S&P 500 Protected Equity Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, The S&P 500
         Protected Equity Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 09/30/04

Date of reporting period: 10/01/03 - 03/31/04

Item 1 - Report to Stockholders

[LOGO] Merrill Lynch Investment Managers                         www.mlim.ml.com

                                        The S&P 500(R)
                                        Protected Equity
                                        Fund, Inc.

Semi-Annual Report
March 31, 2004

[LOGO] Merrill Lynch Investment Managers

The S&P 500(R) Protected Equity Fund, Inc.

Officers and Directors

Terry K. Glenn, President and Director
Donald W. Burton, Director
M. Colyer Crum, Director
Laurie Simon Hodrick, Director
David H. Walsh, Director
Fred G. Weiss, Director
Richard J. Vella, Vice President and Senior Portfolio Manager
Donald C. Burke, Vice President and Treasurer
Phillip S. Gillespie, Secretary

Custodian

J.P. Morgan Chase and Co.
4 Chase MetroTech Center, 18th Floor
Brooklyn, NY 11245

Transfer Agent

EquiServe
P.O. Box 43010
Providence, RI 02940-3010
800-426-5523

NASDAQ Symbol

PEFX

Electronic Delivery

The Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access this website http://www.icsdelivery.com/live and follow the instructions. When you visit this site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.


2       THE S&P 500(R) PROTECTED EQUITY FUND, INC.       MARCH 31, 2004

A Letter From the President

Dear Shareholder

Equity markets produced positive results for the most recent six-month and 12-month reporting periods. The U.S. stock market, as measured by the Standard & Poor's 500 Index, returned +14.08% and +35.12% for the six-month and 12-month periods ended March 31, 2004, respectively.

The U.S. economy has benefited from significant fiscal and monetary stimulus in the form of low interest rates and tax cuts. This has opened the door to consumer spending, capital spending, increases in exports and long-awaited job growth. As expected, these positive developments have led the way to continued improvements in corporate earnings -- a positive for stock markets. For the period ended March 31, 2004, the Federal Reserve Board maintained its accommodative policy stance, although with a strengthening economy it is likely to be nudging interest rates upward in the coming months.

As the economic cycle continues to mature, patterns in equity markets tend to emerge. True to historic precedent, the smaller and more volatile stocks provided the best results coming off of the 2000 - 2002 bear market bottom, partly because they were among the most downtrodden. Given the cyclical nature of the markets, larger-capitalization and higher-quality stocks may be the next beneficiaries as the economic surge gives way to more moderate and sustainable growth.

The events and efforts of the past year leave us with a much stronger economy today. With all of this in mind, we believe it is time for investors to consider what can go right in 2004. We encourage you to revisit your portfolio and your asset allocation strategy to ensure you are well positioned to take advantage of the opportunities that lie ahead. Your financial advisor can help you develop a strategy designed to perform through all types of market and economic cycles.

We thank you for trusting Merrill Lynch Investment Managers with your investment assets, and we look forward to serving you in the months and years ahead.

                                        Sincerely,


                                        /s/ Terry K. Glenn

                                        Terry K. Glenn
                                        President and Director


        THE S&P 500(R) PROTECTED EQUITY FUND, INC.       MARCH 31, 2004        3

[LOGO] Merrill Lynch Investment Managers

A Discussion With Your Fund's Portfolio Manager

      The Fund was effectively able to preserve investor principal during the period while also providing modest capital appreciation.

How did the Fund perform during the period?

For the six-month period ended March 31, 2004, the total investment return of The S&P 500(R) Protected Equity Fund, Inc.'s Common Stock was +2.40%, based on a change in per share net asset value from $9.71 to $9.93. The Fund's unmanaged benchmark, the Standard & Poor's 500 (S&P 500) Index, had a total return of +14.08% for the same period.

The portfolio continued to meet its goal of protecting invested principal by using index put options to achieve downside protection. (The options increase in value as the underlying index decreases.) Since the Fund's inception on November 3, 1999 through March 31, 2004, the S&P 500 Index posted a cumulative return of -10.79%, while the Fund's invested principal has not suffered the same decline. The Fund's total return since inception was -.57% as of period end.

For a description of the Fund's total investment return based on a change in per share market value of the Fund's Common Stock (as measured by the trading price of the Fund's shares on the Nasdaq), and assuming reinvestment of dividends, please refer to the Financial Highlights section included in this report. As a closed-end fund, the Fund's shares may trade in the secondary market at a premium or a discount to the Fund's net asset value. As a result, total investment returns based on changes in the market value of the Fund's Common Stock can vary significantly from total investment returns based on changes in the Fund's net asset value.

Describe the market environment during the six-month period.

In the fourth quarter of 2003, we saw a significant rise across equity markets driven by better-than-expected corporate earnings due to stunning productivity and modest growth. The best performers were low-quality, high-beta and small-capitalization issues, as well as those with earnings losses and low prices.

The first quarter of 2004 brought a slight pullback, with mixed results across the major indexes. Equity market returns in general were near flat to slightly positive. Although the quarter began with renewed investor appetite for risk and upward movement in January, setbacks followed in February and March. Fears of terrorist activity resurfaced as the markets reacted sharply to the March 11 train attacks in Madrid. The "flight to quality" then took over, and top performers featured high-quality and value issues. The market uncertainty, it appeared, caused investors to shift their focus away from the low-quality, low-price and high-beta securities that performed so well at the end of 2003.

How did you manage the portfolio during the period?

The Fund holds "in the money" S&P 500 European put options, which means these options have an above-the-market exercise price. In this case, the put options expire in October 2007 and have a strike of 1,639.47 index points. The S&P 500 Index closed at 1,126.21 points on March 31, 2004.


4       THE S&P 500(R) PROTECTED EQUITY FUND, INC.       MARCH 31, 2004

The portion of the Fund's assets not used to purchase put options is benchmarked to the S&P 500 Index with the goal of replicating the risks and returns of the Index. During the period, changes in this portion of the portfolio were made in response to changes in the composition of the benchmark. Exchange-traded S&P 500 Index futures contracts were used as an anticipatory hedge to provide equity exposure on the portfolio's cash position and thereby achieve the portfolio's target of maintaining 100% equity exposure.

How would you characterize the portfolio's position at the close of the period?

Equity markets bounced back in the last week of March, buoyed by positive economic data and an increase in earnings optimism and investor confidence. The expectations are for interest rates to move higher, as we already have seen in the United Kingdom, although more patience may be required in the United States and the Eurozone. The equity market is likely to move to the upside eventually, as long as the interest rate and liquidity backdrop is positive and corporate earnings continue to strengthen and meet or exceed expectations. Still, uncertainty remains over the heightened risk of terrorist attacks, particularly given the recent events in Madrid.

With all of this in mind, we believe the Fund is well-positioned to continue to meet its stated investment objective, regardless of the direction taken by the market.

Richard J. Vella
Vice President and Senior Portfolio Manager

April 12, 2004


        THE S&P 500(R) PROTECTED EQUITY FUND, INC.       MARCH 31, 2004        5

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments                                        (in U.S. dollars)

                                        Shares
Industry*                                 Held     Common Stocks                                                  Value
==========================================================================================================================
Aerospace & Defense--1.2%                2,323     The B.F. Goodrich Company                                  $     65,207
                                        17,702     The Boeing Company                                              727,021
                                         4,385     General Dynamics Corporation                                    391,712
                                        17,813     Honeywell International Inc.                                    602,970
                                         8,889     Lockheed Martin Corporation                                     405,694
                                         3,572     Northrop Grumman Corporation                                    351,556
                                         8,454     Raytheon Company                                                264,948
                                         4,033     Rockwell Collins, Inc.                                          127,483
                                        10,549     United Technologies Corporation                                 910,379
                                                                                                              ------------
                                                                                                                 3,846,970
--------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics--0.7%            5,958     FedEx Corp.                                                     447,803
                                         1,293     Ryder System, Inc.                                               50,078
                                        23,500     United Parcel Service, Inc. (Class B)                         1,641,240
                                                                                                              ------------
                                                                                                                 2,139,121
--------------------------------------------------------------------------------------------------------------------------
Airlines--0.1%                           2,698     Delta Air Lines, Inc.                                            21,368
                                        16,751     Southwest Airlines Co.                                          238,032
                                                                                                              ------------
                                                                                                                   259,400
--------------------------------------------------------------------------------------------------------------------------
Auto Components--0.1%                    1,593     Cooper Tire & Rubber Company                                     32,099
                                         3,325     Dana Corporation                                                 66,035
                                        12,369     Delphi Automotive Systems Corporation                           123,195
                                         3,497    +The Goodyear Tire & Rubber Company                               29,864
                                         3,730     Johnson Controls, Inc.                                          220,630
                                         2,906     Visteon Corporation                                              27,810
                                                                                                              ------------
                                                                                                                   499,633
--------------------------------------------------------------------------------------------------------------------------
Automobiles--0.5%                       39,170     Ford Motor Company                                              531,537
                                        12,019     General Motors Corporation                                      566,095
                                         6,696     Harley-Davidson, Inc.                                           357,165
                                                                                                              ------------
                                                                                                                 1,454,797
--------------------------------------------------------------------------------------------------------------------------
Beverages--1.9%                            848     Adolph Coors Company (Class B)                                   58,894
                                        16,556     Anheuser-Busch Companies, Inc.                                  844,356
                                         2,954     Brown-Forman Corporation (Class B)                              140,788
                                        51,248     The Coca-Cola Company                                         2,577,774
                                         9,782     Coca-Cola Enterprises Inc.                                      236,431
                                         6,100     The Pepsi Bottling Group, Inc.                                  181,475
                                        35,903     PepsiCo, Inc.                                                 1,933,377
                                                                                                              ------------
                                                                                                                 5,973,095
--------------------------------------------------------------------------------------------------------------------------
Biotechnology--0.8%                     27,255    +Amgen Inc.                                                    1,585,423
                                         6,685    +Biogen Idec Inc.                                                371,686
                                         4,232    +Chiron Corporation                                              186,250
                                         4,400    +Genzyme Corporation                                             206,976
                                         4,680    +MedImmune, Inc.                                                 108,014
                                                                                                              ------------
                                                                                                                 2,458,349
--------------------------------------------------------------------------------------------------------------------------
Building Products--0.1%                  1,300    +American Standard Companies, Inc.                               147,875
                                        10,122     Masco Corporation                                               308,114
                                                                                                              ------------
                                                                                                                   455,989
--------------------------------------------------------------------------------------------------------------------------
Capital Markets--2.6%                   15,390     The Bank of New York Company, Inc.                              484,785
                                         2,010     The Bear Stearns Companies Inc.                                 176,237
                                        29,472     The Charles Schwab Corporation                                  342,170
                                         1,600     Federated Investors, Inc. (Class B)                              50,288
                                         5,609     Franklin Resources, Inc.                                        312,309
                                         9,900     The Goldman Sachs Group, Inc.                                 1,033,065
                                        43,295     J.P. Morgan Chase & Co.                                       1,816,225
                                         4,888     Janus Capital Group Inc.                                         80,065
                                         5,930     Lehman Brothers Holdings, Inc.                                  491,419
                                         8,304     Mellon Financial Corporation                                    259,832
                                        19,800     Merrill Lynch & Co., Inc. (b)                                 1,179,288


6       THE S&P 500(R) PROTECTED EQUITY FUND, INC.       MARCH 31, 2004

Schedule of Investments (continued)                            (in U.S. dollars)

                                        Shares
Industry*                                 Held     Common Stocks                                                  Value
==========================================================================================================================
Capital Markets                         22,637     Morgan Stanley                                             $  1,297,100
(concluded)                              4,900     Northern Trust Corporation                                      228,291
                                         7,222     State Street Corporation                                        376,483
                                         2,695     T. Rowe Price Group Inc.                                        145,072
                                                                                                              ------------
                                                                                                                 8,272,629
--------------------------------------------------------------------------------------------------------------------------
Chemicals--1.0%                          4,267     Air Products and Chemicals, Inc.                                213,862
                                        19,767     The Dow Chemical Company                                        796,215
                                        20,253     E.I. du Pont de Nemours and Company                             855,082
                                         1,700     Eastman Chemical Company                                         72,556
                                         5,560     Ecolab Inc.                                                     158,627
                                         2,878     Engelhard Corporation                                            86,023
                                         1,166     Great Lakes Chemical Corporation                                 27,809
                                         2,341    +Hercules Incorporated                                            26,875
                                         2,131     International Flavors & Fragrances Inc.                          75,651
                                         4,984     Monsanto Company                                                182,763
                                         3,729     PPG Industries, Inc.                                            217,401
                                         6,536     Praxair, Inc.                                                   242,616
                                         4,913     Rohm and Haas Company                                           195,734
                                         1,700     Sigma-Aldrich Corporation                                        94,078
                                                                                                              ------------
                                                                                                                 3,245,292
--------------------------------------------------------------------------------------------------------------------------
Commercial Banks--4.4%                   8,152     AmSouth Bancorporation                                          191,654
                                        10,744     BB&T Corporation                                                379,263
                                        31,081     Bank of America Corporation                                   2,516,939
                                        23,350     Bank One Corporation                                          1,273,042
                                         5,058     Charter One Financial, Inc.                                     178,851
                                         3,941     Comerica Incorporated                                           214,075
                                        11,390     Fifth Third Bancorp                                             630,664
                                         2,100     First Tennessee National Corporation                            100,170
                                        22,639     FleetBoston Financial Corporation                             1,016,491
                                         5,540     Huntington Bancshares Incorporated                              122,933
                                         9,409     KeyCorp                                                         284,999
                                         2,200     M&T Bank Corporation                                            197,670
                                         4,100     Marshall & Ilsley Corporation                                   155,021
                                        13,223     National City Corporation                                       470,474
                                         2,600     North Fork Bancorporation                                       110,032
                                         5,361     PNC Bank Corp.                                                  297,107
                                         5,007     Regions Financial Corporation                                   182,856
                                         7,510     SouthTrust Corporation                                          249,032
                                         6,027     SunTrust Banks, Inc.                                            420,142
                                         6,309     Synovus Financial Corp.                                         154,255
                                        40,343     U.S. Bancorp                                                  1,115,484
                                         4,527     Union Planters Corporation                                      135,131
                                        27,655     Wachovia Corporation                                          1,299,785
                                        35,366     Wells Fargo & Company                                         2,004,191
                                         2,070     Zions Bancorporation                                            118,404
                                                                                                              ------------
                                                                                                                13,818,665
--------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies--0.8%     5,694    +Allied Waste Industries, Inc.                                    75,787
                                         3,500    +Apollo Group, Inc. (Class A)                                    301,385
                                         2,491     Avery Dennison Corporation                                      154,965
                                        21,220     Cendant Corporation                                             517,556
                                         3,760     Cintas Corporation                                              163,522
                                           481     Deluxe Corporation                                               19,288
                                         3,140     Equifax Inc.                                                     81,075
                                         3,396     H&R Block, Inc.                                                 173,298


        THE S&P 500(R) PROTECTED EQUITY FUND, INC.       MARCH 31, 2004        7

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments (continued)                            (in U.S. dollars)

                                        Shares
Industry*                                 Held     Common Stocks                                                  Value
==========================================================================================================================
Commercial Services & Supplies           2,360     Monster Worldwide Inc.                                     $     61,832
(concluded)                              5,432     Pitney Bowes Inc.                                               231,458
                                         3,784     R.R. Donnelley & Sons Company                                   114,466
                                         3,860    +Robert Half International Inc.                                   91,173
                                        12,835     Waste Management, Inc.                                          387,360
                                                                                                              ------------
                                                                                                                 2,373,165
--------------------------------------------------------------------------------------------------------------------------
Communications Equipment--2.2%          17,180    +ADC Telecommunications, Inc.                                     49,822
                                         2,689    +Andrew Corporation                                               47,057
                                         8,014    +Avaya Inc.                                                      127,262
                                         8,015    +CIENA Corporation                                                39,835
                                       144,794    +Cisco Systems, Inc. (a)                                       3,405,555
                                         4,066    +Comverse Technology, Inc.                                        73,757
                                        26,873    +Corning Incorporated                                            300,440
                                        28,971    +JDS Uniphase Corporation                                        117,912
                                        84,964    +Lucent Technologies Inc.                                        349,202
                                        48,265     Motorola, Inc.                                                  849,464
                                         2,010    +QLogic Corporation                                               66,350
                                        16,752     QUALCOMM Incorporated                                         1,112,668
                                         3,456     Scientific-Atlanta, Inc.                                        111,767
                                         9,058    +Tellabs, Inc.                                                    78,171
                                                                                                              ------------
                                                                                                                 6,729,262
--------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals--2.6%            7,648    +Apple Computer, Inc.                                            206,878
                                        53,549    +Dell Inc.                                                     1,800,317
                                        49,174    +EMC Corporation                                                 669,258
                                         7,112    +Gateway Inc.                                                     37,551
                                        64,425     Hewlett-Packard Company                                       1,471,467
                                        35,941     International Business Machines Corporation                   3,300,821
                                         2,465    +Lexmark International Group, Inc. (Class A)                     226,780
                                         2,120    +NCR Corporation                                                  93,407
                                         7,091    +Network Appliance, Inc.                                         152,102
                                        70,184    +Sun Microsystems, Inc.                                          291,965
                                                                                                              ------------
                                                                                                                 8,250,546
--------------------------------------------------------------------------------------------------------------------------
Construction & Engineering--0.0%         1,545     Fluor Corporation                                                59,776
--------------------------------------------------------------------------------------------------------------------------
Construction Materials--0.0%             2,203     Vulcan Materials Company                                        104,510
--------------------------------------------------------------------------------------------------------------------------
Consumer Finance--1.0%                  26,922     American Express Company                                      1,395,906
                                         4,687     Capital One Financial Corporation                               353,540
                                        27,322     MBNA Corporation                                                754,907
                                         6,328    +Providian Financial Corporation                                  82,897
                                         9,975     SLM Corporation                                                 417,454
                                                                                                              ------------
                                                                                                                 3,004,704
--------------------------------------------------------------------------------------------------------------------------
Containers & Packaging--0.1%             1,200     Ball Corporation                                                 81,336
                                         2,408     Bemis Company, Inc.                                              62,608
                                         3,491    +Pactiv Corporation                                               77,675
                                         1,825    +Sealed Air Corporation                                           90,757
                                         1,087     Temple-Inland, Inc.                                              68,851
                                                                                                              ------------
                                                                                                                   381,227
--------------------------------------------------------------------------------------------------------------------------
Distributors--0.0%                       3,807     Genuine Parts Company                                           124,565
--------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services--1.9%   107,781     Citigroup Inc.                                                5,572,278
                                         3,367     Moody's Corporation                                             238,384
                                         6,000     The Principal Financial Group, Inc.                             213,780
                                                                                                              ------------
                                                                                                                 6,024,442
--------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication            6,908     ALLTEL Corporation                                              344,640
Services--2.0%                          15,688     AT&T Corporation                                                307,014
                                        38,651     BellSouth Corporation                                         1,070,246
                                         3,111     CenturyTel, Inc.                                                 85,521
                                         6,280    +Citizens Communications Company                                  81,263


8       THE S&P 500(R) PROTECTED EQUITY FUND, INC.       MARCH 31, 2004

Schedule of Investments (continued)                            (in U.S. dollars)

                                        Shares
Industry*                                 Held     Common Stocks                                                  Value
==========================================================================================================================
Diversified Telecommunication           36,593    +Qwest Communications International Inc.                    $    157,716
Services                                69,231     SBC Communications Inc.                                       1,698,929
(concluded)                             18,339     Sprint Corporation                                              337,988
                                        58,331     Verizon Communications                                        2,131,415
                                                                                                              ------------
                                                                                                                 6,214,732
--------------------------------------------------------------------------------------------------------------------------
Electric Utilities--1.5%                 2,730    +Allegheny Energy, Inc.                                           37,428
                                         3,458     Ameren Corporation                                              159,379
                                         8,888     American Electric Power Company, Inc.                           292,593
                                         2,872    +CMS Energy Corporation                                           25,704
                                         6,564     CenterPoint Energy, Inc.                                         75,027
                                         3,557     Cinergy Corp.                                                   145,446
                                         4,665     Consolidated Edison, Inc.                                       205,727
                                         3,628     DTE Energy Company                                              149,292
                                         6,354     Dominion Resources, Inc.                                        408,562
                                         7,175     Edison International                                            174,281
                                         4,858     Entergy Corporation                                             289,051
                                         7,236     Exelon Corporation                                              498,343
                                         3,908     FPL Group, Inc.                                                 261,250
                                         7,054     FirstEnergy Corp.                                               275,670
                                         8,537    +PG&E Corporation                                                247,317
                                         3,201     PPL Corporation                                                 145,966
                                         1,851     Pinnacle West Capital Corporation                                72,837
                                         4,822     Progress Energy, Inc.                                           227,020
                                        15,078     The Southern Company                                            459,879
                                         2,945     TECO Energy, Inc.                                                43,085
                                         7,404     TXU Corporation                                                 212,199
                                         7,561     Xcel Energy, Inc.                                               134,661
                                                                                                              ------------
                                                                                                                 4,540,717
--------------------------------------------------------------------------------------------------------------------------
Electrical Equipment--0.3%               4,300     American Power Conversion Corporation                            98,943
                                         2,075     Cooper Industries, Ltd. (Class A)                               118,649
                                         8,738     Emerson Electric Co.                                            523,581
                                         1,740    +Power-One, Inc.                                                  19,244
                                         4,033     Rockwell International Corporation                              139,824
                                         1,310     Thomas & Betts Corporation                                       28,584
                                                                                                              ------------
                                                                                                                   928,825
--------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &                  10,110    +Agilent Technologies, Inc.                                      319,779
Instruments--0.4%                        4,160    +Jabil Circuit, Inc.                                             122,429
                                         4,301     Molex Incorporated                                              130,707
                                         2,222     PerkinElmer, Inc.                                                45,973
                                        11,537    +Sanmina--SCI Corporation                                        127,022
                                        15,778    +Solectron Corporation                                            87,252
                                         4,987     Symbol Technologies, Inc.                                        68,821
                                         2,058     Tektronix, Inc.                                                  67,317
                                         3,977    +Thermo Electron Corporation                                     112,470
                                         2,200    +Waters Corporation                                               89,848
                                                                                                              ------------
                                                                                                                 1,171,618
--------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Service--0.6%         2,700    +BJ Services Company                                             116,829
                                         7,369     Baker Hughes Incorporated                                       268,821
                                         8,344     Halliburton Company                                             253,574
                                         3,230    +Nabors Industries, Ltd.                                         147,773
                                         2,700    +Noble Corporation                                               103,734
                                         2,115    +Rowan Companies, Inc.                                            44,605
                                        12,016     Schlumberger Limited                                            767,222
                                         7,001    +Transocean Inc.                                                 195,258
                                                                                                              ------------
                                                                                                                 1,897,816
--------------------------------------------------------------------------------------------------------------------------


        THE S&P 500(R) PROTECTED EQUITY FUND, INC.       MARCH 31, 2004        9

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments (continued)                            (in U.S. dollars)

                                        Shares
Industry*                                 Held     Common Stocks                                                  Value
==========================================================================================================================
Food & Staples Retailing--2.6%           8,414     Albertson's, Inc.                                          $    186,370
                                         8,653     CVS Corporation                                                 305,451
                                         9,064    +Costco Wholesale Corporation                                    340,444
                                        16,645    +The Kroger Co.                                                  276,973
                                         2,901     SUPERVALU Inc.                                                   88,597
                                        13,903     SYSCO Corporation                                               542,912
                                         8,424    +Safeway Inc.                                                    173,366
                                        90,408     Wal-Mart Stores, Inc.                                         5,396,454
                                        20,804     Walgreen Co.                                                    685,492
                                         3,145     Winn-Dixie Stores, Inc.                                          23,902
                                                                                                              ------------
                                                                                                                 8,019,961
--------------------------------------------------------------------------------------------------------------------------
Food Products--0.9%                     12,207     Archer-Daniels-Midland Company                                  205,932
                                         8,987     Campbell Soup Company                                           245,076
                                        11,885     ConAgra, Inc.                                                   320,182
                                         7,274     General Mills, Inc.                                             339,550
                                         7,658     H.J. Heinz Company                                              285,567
                                         2,408     Hershey Foods Corporation                                       199,503
                                         8,963     Kellogg Company                                                 351,708
                                         2,100     McCormick & Company Incorporated                                 70,392
                                        17,374     Sara Lee Corporation                                            379,796
                                         4,976     Wm. Wrigley Jr. Company                                         294,181
                                                                                                              ------------
                                                                                                                 2,691,887
--------------------------------------------------------------------------------------------------------------------------
Gas Utilities--0.2%                      3,300     KeySpan Corporation                                             126,126
                                         2,528     Kinder Morgan, Inc.                                             159,315
                                           986     NICOR, Inc.                                                      34,737
                                         4,488     NiSource Inc.                                                    95,370
                                           817     Peoples Energy Corporation                                       36,479
                                         4,481     Sempra Energy                                                   142,496
                                                                                                              ------------
                                                                                                                   594,523
--------------------------------------------------------------------------------------------------------------------------
Health Care Equipment &                  4,696     Applera Corporation-Applied Biosystems Group                     92,887
Supplies--1.4%                           1,217     Bausch & Lomb Incorporated                                       72,983
                                        12,184     Baxter International Inc.                                       376,364
                                         4,861     Becton, Dickinson and Company                                   235,661
                                         5,831     Biomet, Inc.                                                    223,677
                                        17,472    +Boston Scientific Corporation                                   740,463
                                         1,179     C.R. Bard, Inc.                                                 115,118
                                         6,557    +Guidant Corporation                                             415,517
                                        25,348     Medtronic, Inc.                                               1,210,367
                                         1,036    +Millipore Corporation                                            53,230
                                         3,398    +St. Jude Medical, Inc.                                          244,996
                                         4,340     Stryker Corporation                                             384,220
                                         4,777    +Zimmer Holdings, Inc.                                           352,447
                                                                                                              ------------
                                                                                                                 4,517,930
--------------------------------------------------------------------------------------------------------------------------
Health Care Providers &                  3,020     Aetna Inc. (New Shares)                                         270,954
Services--1.5%                           2,240     AmerisourceBergen Corporation                                   122,483
                                         2,700    +Anthem, Inc.                                                    244,728
                                         2,696     CIGNA Corporation                                               159,118
                                         8,713     Cardinal Health, Inc.                                           600,326
                                        13,396    +Caremark Rx, Inc.                                               445,417
                                         1,400    +Express Scripts, Inc.                                           104,426
                                        10,031     HCA Inc.                                                        407,459
                                         5,400     Health Management Associates, Inc. (Class A)                    125,334
                                         3,758    +Humana Inc.                                                      71,477
                                         5,519     IMS Health Incorporated                                         128,372
                                         2,267     Manor Care, Inc.                                                 80,002


10      THE S&P 500(R) PROTECTED EQUITY FUND, INC.       MARCH 31, 2004

Schedule of Investments (continued)                            (in U.S. dollars)

                                        Shares
Industry*                                 Held     Common Stocks                                                  Value
==========================================================================================================================
Health Care Providers & Services         5,574     McKesson HBOC, Inc.                                        $    167,722
(concluded)                              5,986    +Medco Health Solutions, Inc.                                    203,524
                                         2,000     Quest Diagnostics Incorporated                                  165,660
                                        10,705    +Tenet Healthcare Corporation                                    119,468
                                        13,440     UnitedHealth Group Incorporated                                 866,074
                                         3,002    +WellPoint Health Networks Inc.                                  341,387
                                                                                                              ------------
                                                                                                                 4,623,931
--------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure--1.0%     12,914     Carnival Corporation                                            579,968
                                         3,940     Darden Restaurants, Inc.                                         97,673
                                         2,605     Harrah's Entertainment, Inc.                                    142,988
                                         8,129     Hilton Hotels Corporation                                       132,096
                                         6,800     International Game Technology                                   305,728
                                         4,799     Marriott International, Inc. (Class A)                          204,197
                                        25,766     McDonald's Corporation                                          736,135
                                         8,354    +Starbucks Corporation                                           315,364
                                         4,315     Starwood Hotels & Resorts Worldwide, Inc.                       174,758
                                         2,534     Wendy's International, Inc.                                     103,108
                                         6,536    +YUM! Brands, Inc.                                               248,303
                                                                                                              ------------
                                                                                                                 3,040,318
--------------------------------------------------------------------------------------------------------------------------
Household Durables--0.4%                 1,378    +American Greetings Corporation (Class A)                         31,377
                                         1,760     The Black & Decker Corporation                                  100,214
                                         2,544     Centex Corporation                                              137,529
                                         3,417     Fortune Brands, Inc.                                            261,845
                                           747     KB HOME                                                          60,358
                                         4,328     Leggett & Platt, Incorporated                                   102,617
                                         1,690     Maytag Corporation                                               53,353
                                         5,890     Newell Rubbermaid Inc.                                          136,648
                                         2,568     Pulte Corporation                                               142,781
                                         1,272     Snap-On Incorporated                                             41,136
                                         1,896     The Stanley Works                                                80,921
                                         1,170     Whirlpool Corporation                                            80,578
                                                                                                              ------------
                                                                                                                 1,229,357
--------------------------------------------------------------------------------------------------------------------------
Household Products--1.4%                 4,006     The Clorox Company                                              195,933
                                        10,849     Colgate-Palmolive Company                                       597,780
                                        10,114     Kimberly-Clark Corporation                                      638,193
                                        27,107     The Procter & Gamble Company                                  2,842,982
                                                                                                              ------------
                                                                                                                 4,274,888
--------------------------------------------------------------------------------------------------------------------------
IT Services--0.8%                       12,840     Automatic Data Processing, Inc.                                 539,280
                                         3,734    +Computer Sciences Corporation                                   150,592
                                         3,585    +Convergys Corporation                                            54,492
                                        10,333     Electronic Data Systems Corporation                             199,944
                                        18,407     First Data Corporation                                          776,039
                                         3,632    +Fiserv, Inc.                                                    129,917
                                         8,225     Paychex, Inc.                                                   292,810
                                         2,867     Sabre Holdings Corporation                                       71,130
                                         5,500    +Sungard Data Systems Inc.                                       150,700
                                         6,915    +Unisys Corporation                                               98,746
                                                                                                              ------------
                                                                                                                 2,463,650
--------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates--2.9%          16,430     3M Co.                                                        1,345,124
                                       209,832     General Electric Company                                      6,404,073
                                         3,143     Textron, Inc.                                                   167,050
                                        42,226     Tyco International Ltd.                                       1,209,775
                                                                                                              ------------
                                                                                                                 9,126,022
--------------------------------------------------------------------------------------------------------------------------


        THE S&P 500(R) PROTECTED EQUITY FUND, INC.       MARCH 31, 2004       11

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments (continued)                            (in U.S. dollars)

                                        Shares
Industry*                                 Held     Common Stocks                                                  Value
==========================================================================================================================
Insurance--3.3%                          5,300     ACE Limited                                                $    226,098
                                        10,073     AFLAC Incorporated                                              404,330
                                        14,145     The Allstate Corporation                                        643,032
                                         2,340     Ambac Financial Group, Inc.                                     172,645
                                        54,867     American International Group, Inc.                            3,914,760
                                         5,794     Aon Corporation                                                 161,711
                                         3,856     The Chubb Corporation                                           268,146
                                         3,537     Cincinnati Financial Corporation                                153,683
                                         5,522     The Hartford Financial Services Group, Inc.                     351,751
                                         3,348     Jefferson--Pilot Corporation                                    184,173
                                         6,540     John Hancock Financial Services, Inc.                           285,733
                                         4,134     Lincoln National Corporation                                    195,621
                                         4,198     Loews Corporation                                               247,934
                                         3,291     MBIA, Inc.                                                      206,346
                                        10,552     Marsh & McLennan Companies, Inc.                                488,558
                                        16,102     MetLife, Inc.                                                   574,519
                                         4,737     The Progressive Corporation                                     414,961
                                        10,800     Prudential Financial, Inc.                                      483,624
                                         2,865     SAFECO Corporation                                              123,682
                                         4,720     The St. Paul Companies, Inc.                                    188,847
                                         2,777     Torchmark Corporation                                           149,375
                                        19,624     Travelers Property Casualty Corp. (Class B)                     338,906
                                         5,296     UnumProvident Corporation                                        77,480
                                         2,805     XL Capital Ltd. (Class A)                                       213,292
                                                                                                              ------------
                                                                                                                10,469,207
--------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail--0.3%         13,300    +eBay Inc.                                                       922,089
--------------------------------------------------------------------------------------------------------------------------
Internet Software & Services--0.2%      13,478    +Yahoo! Inc.                                                     654,896
--------------------------------------------------------------------------------------------------------------------------
Leisure Equipment & Products--0.1%       1,923     Brunswick Corporation                                            78,516
                                         5,484     Eastman Kodak Company                                           143,516
                                         3,773     Hasbro, Inc.                                                     82,063
                                         7,829     Mattel, Inc.                                                    144,367
                                                                                                              ------------
                                                                                                                   448,462
--------------------------------------------------------------------------------------------------------------------------
Machinery--1.0%                          6,995     Caterpillar Inc.                                                553,095
                                         1,332     Crane Co.                                                        43,956
                                           964     Cummins Engine Company, Inc.                                     56,346
                                         3,173     Danaher Corporation                                             296,263
                                         5,179     Deere & Company                                                 358,957
                                         4,477     Dover Corporation                                               173,573
                                         3,094     Eaton Corporation                                               173,852
                                         1,924     ITT Industries, Inc.                                            146,859
                                         6,076     Illinois Tool Works Inc.                                        481,401
                                         3,704     Ingersoll-Rand Company (Class A)                                250,576
                                             1    +Kadant Inc.                                                          21
                                         1,322    +Navistar International Corporation                               60,614
                                         3,831     PACCAR Inc.                                                     215,455
                                         2,755     Pall Corporation                                                 62,511
                                         2,568     Parker-Hannifin Corporation                                     145,092
                                                                                                              ------------
                                                                                                                 3,018,571
--------------------------------------------------------------------------------------------------------------------------
Media--2.6%                             12,921     Clear Channel Communications, Inc.                              547,204
                                        30,967    +Comcast Corporation (Class A)                                   889,992
                                        16,060    +Comcast Corporation (Special Class A)                           447,753
                                         1,951     Dow Jones & Company, Inc.                                        93,472
                                         5,887     Gannett Co., Inc.                                               518,880
                                         8,258    +The Interpublic Group of Companies, Inc.                        127,008
                                         1,621     Knight Ridder, Inc.                                             118,738
                                         4,330     The McGraw-Hill Companies, Inc.                                 329,686
                                         1,094     Meredith Corporation                                             55,313
                                         3,505     The New York Times Company (Class A)                            154,921
                                         4,077     Omnicom Group Inc.                                              327,179


12      THE S&P 500(R) PROTECTED EQUITY FUND, INC.       MARCH 31, 2004

Schedule of Investments (continued)                            (in U.S. dollars)

                                        Shares
Industry*                                 Held     Common Stocks                                                  Value
==========================================================================================================================
Media                                   95,320    +Time Warner Inc.                                           $  1,607,095
(concluded)                              6,569     Tribune Company                                                 331,340
                                         6,305    +Univision Communications Inc. (Class A)                         208,128
                                        36,983     Viacom, Inc. (Class B)                                        1,450,103
                                        42,761     The Walt Disney Company                                       1,068,597
                                                                                                              ------------
                                                                                                                 8,275,409
--------------------------------------------------------------------------------------------------------------------------
Metals & Mining--0.5%                   18,599     Alcoa Inc.                                                      645,199
                                         1,816     Allegheny Technologies Incorporated                              21,974
                                         3,768     Freeport-McMoRan Copper & Gold, Inc. (Class B)                  147,291
                                         8,796     Newmont Mining Corporation                                      410,157
                                         1,712     Nucor Corporation                                               105,254
                                         1,799    +Phelps Dodge Corporation                                        146,906
                                         1,935     United States Steel Corporation                                  72,117
                                         1,868     Worthington Industries, Inc.                                     35,810
                                                                                                              ------------
                                                                                                                 1,584,708
--------------------------------------------------------------------------------------------------------------------------
Multi-Utilities & Unregulated           14,138    +The AES Corporation                                             120,597
Power--0.4%                             10,523    +Calpine Corporation                                              49,142
                                         3,607     Constellation Energy Group                                      144,100
                                        17,838     Duke Energy Corporation                                         403,139
                                         7,141     Dynegy Inc. (Class A)                                            28,278
                                        11,207     El Paso Corporation                                              79,682
                                             1     National Grid Group PLC (ADR)(d)                                     40
                                         4,578     Public Service Enterprise Group Incorporated                    215,074
                                        11,322     The Williams Companies, Inc.                                    108,352
                                                                                                              ------------
                                                                                                                 1,148,404
--------------------------------------------------------------------------------------------------------------------------
Multiline Retail--0.8%                   2,435    +Big Lots, Inc.                                                   35,308
                                         1,871     Dillard's, Inc. (Class A)                                        35,848
                                         7,338     Dollar General Corporation                                      140,890
                                         3,785     Family Dollar Stores, Inc.                                      136,071
                                         4,162     Federated Department Stores, Inc.                               224,956
                                         5,466     J.C. Penney Company, Inc.                                       190,107
                                         6,994    +Kohl's Corporation                                              338,020
                                         6,544     The May Department Stores Company                               226,292
                                         2,961     Nordstrom, Inc.                                                 118,144
                                         4,931     Sears, Roebuck & Co.                                            211,836
                                        18,591     Target Corporation                                              837,339
                                                                                                              ------------
                                                                                                                 2,494,811
--------------------------------------------------------------------------------------------------------------------------
Office Electronics--0.1%                15,681    +Xerox Corporation                                               228,472
--------------------------------------------------------------------------------------------------------------------------
Oil & Gas--3.6%                          1,957     Amerada Hess Corporation                                        127,753
                                         5,470     Anadarko Petroleum Corporation                                  283,674
                                         6,286     Apache Corporation                                              271,367
                                         1,562     Ashland Inc.                                                     72,617
                                         4,555     Burlington Resources Inc.                                       289,835
                                        22,341     ChevronTexaco Corporation                                     1,961,093
                                        14,588     ConocoPhillips                                                1,018,388
                                         4,485     Devon Energy Corporation                                        260,803
                                         2,600     EOG Resources, Inc.                                             119,314
                                       138,168     Exxon Mobil Corporation                                       5,746,407
                                         2,171     Kerr-McGee Corporation                                          111,807
                                         6,860     Marathon Oil Corporation                                        230,976
                                         7,521     Occidental Petroleum Corporation                                346,342
                                         1,845     Sunoco, Inc.                                                    115,091
                                         5,368     Unocal Corporation                                              200,119
                                                                                                              ------------
                                                                                                                11,155,586
--------------------------------------------------------------------------------------------------------------------------


        THE S&P 500(R) PROTECTED EQUITY FUND, INC.       MARCH 31, 2004       13

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments (continued)                            (in U.S. dollars)

                                        Shares
Industry*                                 Held     Common Stocks                                                  Value
==========================================================================================================================
Paper & Forest Products--0.4%            4,965     Georgia-Pacific Corporation                                $    167,271
                                        10,636     International Paper Company                                     449,477
                                         2,314     Louisiana-Pacific Corporation                                    59,701
                                         4,362     MeadWestvaco Corporation                                        123,401
                                         4,736     Weyerhaeuser Company                                            310,208
                                                                                                              ------------
                                                                                                                 1,110,058
--------------------------------------------------------------------------------------------------------------------------
Personal Products--0.4%                  1,927     Alberto-Culver Company (Class B)                                 84,538
                                         5,239     Avon Products, Inc.                                             397,483
                                        20,473     The Gillette Company                                            800,494
                                                                                                              ------------
                                                                                                                 1,282,515
--------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals--5.5%                   32,691     Abbott Laboratories                                           1,343,600
                                         2,487     Allergan Inc.                                                   209,306
                                        40,577     Bristol-Myers Squibb Company                                    983,181
                                        23,437     Eli Lilly and Company                                         1,567,935
                                         7,840    +Forest Laboratories, Inc.                                       561,501
                                        61,984     Johnson & Johnson                                             3,143,828
                                         5,336    +King Pharmaceuticals, Inc.                                       89,858
                                        46,470     Merck & Co., Inc.                                             2,053,509
                                       159,538     Pfizer, Inc.                                                  5,591,807
                                        31,003     Schering-Plough Corporation                                     502,869
                                         2,326    +Watson Pharmaceuticals, Inc.                                     99,530
                                        27,857     Wyeth                                                         1,046,030
                                                                                                              ------------
                                                                                                                17,192,954
--------------------------------------------------------------------------------------------------------------------------
Real Estate--0.3%                        1,300     Apartment Investment & Management Company (Class A)              40,417
                                         9,200     Equity Office Properties Trust                                  265,788
                                         5,700     Equity Residential Properties Trust                             170,145
                                         3,000     Plum Creek Timber Company Inc.                                   97,440
                                         3,000     ProLogis Trust                                                  107,610
                                         4,500     Simon Property Group, Inc.                                      262,980
                                                                                                              ------------
                                                                                                                   944,380
--------------------------------------------------------------------------------------------------------------------------
Road & Rail--0.3%                        8,622     Burlington Northern Santa Fe Corporation                        271,593
                                         4,695     CSX Corporation                                                 142,212
                                         8,456     Norfolk Southern Corporation                                    186,793
                                         4,876     Union Pacific Corporation                                       291,682
                                                                                                              ------------
                                                                                                                   892,280
--------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor           7,576    +Advanced Micro Devices, Inc.                                    122,958
Equipment--2.7%                          8,413    +Altera Corporation                                              172,046
                                         7,987     Analog Devices, Inc.                                            383,456
                                        34,046    +Applied Materials, Inc.                                         727,903
                                         6,597    +Applied Micro Circuits Corporation                               37,933
                                         6,125    +Broadcom Corporation (Class A)                                  239,916
                                       136,721     Intel Corporation                                             3,718,811
                                         3,806    +KLA-Tencor Corporation                                          191,632
                                         7,908    +LSI Logic Corporation                                            73,861
                                         6,904     Linear Technology Corporation                                   255,586
                                         7,204     Maxim Integrated Products, Inc.                                 339,236
                                        13,114    +Micron Technology, Inc.                                         219,135
                                         2,900    +NVIDIA Corporation                                               76,821
                                         3,835    +National Semiconductor Corporation                              170,389
                                         2,770    +Novellus Systems, Inc.                                           88,058
                                         3,610    +PMC--Sierra, Inc.                                                61,262
                                         3,818    +Teradyne, Inc.                                                   90,983
                                        36,710     Texas Instruments Incorporated                                1,072,666
                                         7,260    +Xilinx, Inc.                                                    275,880
                                                                                                              ------------
                                                                                                                 8,318,532
--------------------------------------------------------------------------------------------------------------------------


14      THE S&P 500(R) PROTECTED EQUITY FUND, INC.       MARCH 31, 2004

Schedule of Investments (continued)                            (in U.S. dollars)

                                        Shares
Industry*                                 Held     Common Stocks                                                  Value
==========================================================================================================================
Software--3.0%                           5,211     Adobe Systems Incorporated                                 $    205,470
                                         2,372     Autodesk, Inc.                                                   75,003
                                         5,285    +BMC Software, Inc.                                              103,322
                                         3,929    +Citrix Systems, Inc.                                             84,945
                                        12,528     Computer Associates International, Inc.                         336,502
                                         8,118    +Compuware Corporation                                            60,479
                                         5,900    +Electronic Arts Inc.                                            318,364
                                         4,440    +Intuit Inc.                                                     199,267
                                         1,830    +Mercury Interactive Corporation                                  81,984
                                       225,926     Microsoft Corporation (a)                                     5,641,372
                                         7,920    +Novell, Inc.                                                     90,130
                                       109,158    +Oracle Corporation                                            1,310,988
                                         5,874    +Parametric Technology Corporation                                26,550
                                         7,271    +PeopleSoft, Inc.                                                134,441
                                         9,974    +Siebel Systems, Inc.                                            114,801
                                         6,200    +Symantec Corporation                                            287,060
                                         8,747    +VERITAS Software Corporation                                    235,382
                                                                                                              ------------
                                                                                                                 9,306,060
--------------------------------------------------------------------------------------------------------------------------
Specialty Retail--1.7%                   4,600    +AutoNation, Inc.                                                 78,430
                                         1,665    +AutoZone, Inc.                                                  143,140
                                         6,330    +Bed, Bath & Beyond Inc.                                         264,341
                                         6,886     Best Buy Co., Inc.                                              356,144
                                         1,313     Boise Cascade Corporation                                        45,495
                                         4,523     Circuit City Stores--Circuit City Group                          51,110
                                        18,918     The Gap, Inc.                                                   414,683
                                        47,565     The Home Depot, Inc.                                          1,777,028
                                         9,803     Limited Brands, Inc.                                            194,173
                                        16,820     Lowe's Companies, Inc.                                          944,107
                                         6,583    +Office Depot, Inc.                                              123,892
                                         3,882     RadioShack Corporation                                          128,727
                                         3,448     The Sherwin-Williams Company                                    132,507
                                        10,034     Staples, Inc.                                                   254,763
                                        11,330     The TJX Companies, Inc.                                         278,265
                                         3,264     Tiffany & Co.                                                   124,587
                                         4,362    +Toys 'R' Us, Inc.                                                73,282
                                                                                                              ------------
                                                                                                                 5,384,674
--------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods--0.2%   2,100     Jones Apparel Group, Inc.                                        75,915
                                         2,286     Liz Claiborne, Inc.                                              83,873
                                         5,324     Nike, Inc. (Class B)                                            414,580
                                         1,292     Reebok International Ltd.                                        53,424
                                         2,465     V. F. Corporation                                               115,116
                                                                                                              ------------
                                                                                                                   742,908
--------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance--1.3%         3,666     Countrywide Credit Industries, Inc.                             351,569
                                        20,317     Fannie Mae                                                    1,510,569
                                        14,844     Freddie Mac                                                     876,687
                                         3,413     Golden West Financial Corporation                               382,085
                                         2,322     MGIC Investment Corporation                                     149,142
                                        18,179     Washington Mutual, Inc.                                         776,425
                                                                                                              ------------
                                                                                                                 4,046,477
--------------------------------------------------------------------------------------------------------------------------
Tobacco--0.8%                           42,416     Altria Group, Inc.                                            2,309,551
                                         1,500     R.J. Reynolds Tobacco Holdings, Inc.                             90,750
                                         3,605     UST Inc.                                                        130,141
                                                                                                              ------------
                                                                                                                 2,530,442
--------------------------------------------------------------------------------------------------------------------------


        THE S&P 500(R) PROTECTED EQUITY FUND, INC.       MARCH 31, 2004       15

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments (concluded)                            (in U.S. dollars)

                                        Shares
Industry*                                 Held     Common Stocks                                                  Value
==========================================================================================================================
Trading Companies &                      2,049     W. W. Grainger, Inc.                                       $     98,352
Distributors--0.0%
--------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication              56,038    +AT&T Wireless Services Inc.                                     762,677
Services--0.5%                          22,533    +Nextel Communications, Inc. (Class A)                           557,241
                                        20,600    +Sprint Corp. (PCS Group)                                        189,520
                                                                                                              ------------
                                                                                                                 1,509,438
--------------------------------------------------------------------------------------------------------------------------
                                                   Total Common Stocks (Cost--$253,327,743)--69.9%             218,571,997
==========================================================================================================================

                          Beneficial Interest/
                                   Shares Held     Short-Term Securities
==========================================================================================================================
                                    $5,708,682     Merrill Lynch Liquidity Series, LLC Cash Sweep
                                                   Series I (b)                                                  5,708,682
                                    $1,876,536     Merrill Lynch Liquidity Series, LLC Money Market
                                                   Series (b)(c)                                                 1,876,536
                                       625,514     Merrill Lynch Premier Institutional Fund (b)(c)                 625,514
--------------------------------------------------------------------------------------------------------------------------
                                                   Total Short-Term Securities (Cost--$8,210,732)--2.6%          8,210,732
==========================================================================================================================

                                     Number of
                                     Contracts     Put Options Purchased
==========================================================================================================================
                                        69,745     S&P 500 European, expiring October 2007 at US$1,639,
                                                   Broker Banque AIG                                            26,486,708
                                        79,044     S&P 500 European, expiring October 2007 at US$1,639,
                                                   Broker Credit Suisse Financial Product                       30,018,267
                                        83,694     S&P 500 European, expiring October 2007 at US$1,639,
                                                   Broker UBS AG, London                                        31,784,049
--------------------------------------------------------------------------------------------------------------------------
                                                   Total Put Options Purchased (Cost--$44,408,620)--28.2%       88,289,024
==========================================================================================================================
Total Investments (Cost--$305,947,095)--100.7%                                                                 315,071,753

Variation Margin on Financial Futures Contracts**--0.0%                                                             (6,239)

Liabilities in Excess of Other Assets--(0.7%)                                                                   (2,256,156)
                                                                                                              ------------
Net Assets--100.0%                                                                                            $312,809,358
                                                                                                              ============

(a) All or a portion of security held as collateral in connection with open financial futures contracts.
(b) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) are as follows:

      --------------------------------------------------------------------------
                                                                       Interest/
                                                      Net              Dividend
      Affiliate                                     Activity            Income
      --------------------------------------------------------------------------
      Merrill Lynch & Co., Inc.                       19,800          $       --
      Merrill Lynch Liquidity Series, LLC
       Cash Sweep Series I                        $  233,709          $   33,059
      Merrill Lynch Liquidity Series, LLC
       Money Market Series                        $1,876,536          $      452
      Merrill Lynch Premier
       Institutional Fund                            625,514          $      152
      --------------------------------------------------------------------------


(c)   Security was purchased with the cash proceeds from securities loans.
(d)   American Depositary Receipts (ADR).
+     Non-income producing security.
* For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
** Financial futures contracts purchased as of March 31, 2004 were as follows:

      --------------------------------------------------------------------------
      Number of                        Expiration         Face        Unrealized
      Contracts        Issue              Date            Value         Gains
      --------------------------------------------------------------------------
         21        S&P 500 Index        June 2004      $5,889,507      $  16,218
      --------------------------------------------------------------------------
      Total Unrealized Gains                                           $  16,218
                                                                       =========

      See Notes to Financial Statements.


16      THE S&P 500(R) PROTECTED EQUITY FUND, INC.       MARCH 31, 2004

Statement of Assets, Liabilities and Capital

As of March 31, 2004
===========================================================================================================================
Assets
---------------------------------------------------------------------------------------------------------------------------
                       Investments in unaffiliated securities, at value (including
                        securities loaned of $2,425,544) (identified cost--$252,068,067) ..                   $ 217,392,709
                       Investments in affiliated securities, at value
                        (identified cost--$9,470,408) .....................................                       9,390,020
                       Options purchased, at value (premiums paid--$44,408,620) ...........                      88,289,024
                       Cash ...............................................................                           1,087
                       Receivables:
                          Dividends .......................................................    $   272,889
                          Interest (including $154 from affiliates) .......................          6,024
                          Securities lending--net .........................................             71          278,984
                                                                                               -----------
                       Other assets .......................................................                           8,459
                                                                                                              -------------
                       Total assets .......................................................                     315,360,283
                                                                                                              -------------
===========================================================================================================================
Liabilities
---------------------------------------------------------------------------------------------------------------------------
                       Collateral on securities loaned, at value ..........................                       2,502,050
                       Payables:
                          Investment adviser ..............................................         42,636
                          Variation margin ................................................          6,239           48,875
                                                                                               ----------------------------
                       Total liabilities ..................................................                       2,550,925
                                                                                                              -------------
===========================================================================================================================
Net Assets
---------------------------------------------------------------------------------------------------------------------------
                       Net assets .........................................................                   $ 312,809,358
                                                                                                              =============
===========================================================================================================================
Capital
---------------------------------------------------------------------------------------------------------------------------
                       Common Stock, par value $.10 per share, 200,000,000 shares
                        authorized ........................................................                   $   3,151,000
                       Paid-in capital in excess of par ...................................                     311,948,996
                       Undistributed investment income--net ...............................    $   117,438
                       Accumulated realized capital losses on investments--net ............    (11,548,952)
                       Unrealized appreciation on investments--net ........................      9,140,876
                                                                                               -----------
                       Total accumulated losses--net ......................................                      (2,290,638)
                                                                                                              -------------
                       Total Capital--Equivalent to $9.93 per share based on
                        31,510,000 shares of Common Stock outstanding (market price--$9.06)                   $ 312,809,358
                                                                                                              =============

      See Notes to Financial Statements.


        THE S&P 500(R) PROTECTED EQUITY FUND, INC.       MARCH 31, 2004       17

[LOGO] Merrill Lynch Investment Managers

Statement of Operations

For the Six Months Ended March 31, 2004
===========================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------
                       Dividends ............................................                   $ 1,876,700
                       Interest from affiliates .............................                        33,059
                       Securities lending--net ..............................                           604
                                                                                                -----------
                       Total income .........................................                     1,910,363
                                                                                                -----------
===========================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------
                       Investment advisory fees .............................    $ 1,534,645
                       Directors' fees and expenses .........................         20,281
                                                                                 -----------
                       Total expenses .......................................                     1,554,926
                                                                                                -----------
                       Investment income--net ...............................                       355,437
                                                                                                -----------
===========================================================================================================
Realized & Unrealized Gain (Loss) on Investments--Net
-----------------------------------------------------------------------------------------------------------
                       Realized loss on investments--net ....................                      (166,741)
                       Change in unrealized appreciation/depreciation on
                        investments--net ....................................                     6,989,529
                                                                                                -----------
                       Total realized and unrealized gain on investments--net                     6,822,788
                                                                                                -----------
                       Net Increase in Net Assets Resulting from Operations .                   $ 7,178,225
                                                                                                ===========

      See Notes to Financial Statements.


18      THE S&P 500(R) PROTECTED EQUITY FUND, INC.       MARCH 31, 2004

Statements of Changes in Net Assets

                                                                                   For the Six                For the
                                                                                  Months Ended               Year Ended
                                                                                    March 31,               September 30,
Increase (Decrease) in Net Assets:                                                    2004                      2003
=========================================================================================================================
Operations
-------------------------------------------------------------------------------------------------------------------------
                       Investment income--net ...............................    $     355,437              $     279,976
                       Realized loss on investments--net ....................         (166,741)                  (337,977)
                       Change in unrealized appreciation/depreciation on
                        investments--net ....................................        6,989,529                 12,999,989
                                                                                 ----------------------------------------
                       Net increase in net assets resulting from operations .        7,178,225                 12,941,988
                                                                                 ----------------------------------------
=========================================================================================================================
Dividends to Shareholders
-------------------------------------------------------------------------------------------------------------------------
                       Investment income--net ...............................         (410,008)                  (315,006)
                                                                                 ----------------------------------------
                       Net decrease in net assets resulting from dividends to
                        shareholders ........................................         (410,008)                  (315,006)
                                                                                 ----------------------------------------
=========================================================================================================================
Net Assets
-------------------------------------------------------------------------------------------------------------------------
                       Total increase in net assets .........................        6,768,217                 12,626,982
                       Beginning of period ..................................      306,041,141                293,414,159
                                                                                 ----------------------------------------
                       End of period* .......................................    $ 312,809,358              $ 306,041,141
                                                                                 ========================================
                          * Undistributed investment income--net ............    $     117,438              $     172,009
                                                                                 ========================================

      See Notes to Financial Statements.


        THE S&P 500(R) PROTECTED EQUITY FUND, INC.       MARCH 31, 2004       19

[LOGO] Merrill Lynch Investment Managers

Financial Highlights

                                                                                                                      For the
                                                                                                                       Period
The following per share data and ratios have been derived   For the Six               For the Year Ended             November 3,
from information provided in the financial statements.      Months Ended                 September 30,                1999+ to
                                                              March 31,    -------------------------------------    September 30,
Increase (Decrease) in Net Asset Value:                        2004           2003           2002          2001         2000
=================================================================================================================================
Per Share Operating Performance
---------------------------------------------------------------------------------------------------------------------------------
               Net asset value, beginning of period .....   $   9.71       $   9.31       $   8.87      $  10.16      $     10.00
                                                            ---------------------------------------------------------------------
                Investment income--net ..................        .01++          .01++          .02            --@@            .01
                Realized and unrealized gain (loss) on
                 investments--net .......................        .22            .40            .43         (1.28)             .15
                                                            ---------------------------------------------------------------------
               Total from investment operations .........        .23            .41            .45         (1.28)             .16
                                                            ---------------------------------------------------------------------
               Less dividends from investment income--net       (.01)          (.01)          (.01)         (.01)              --
                                                            ---------------------------------------------------------------------
               Net asset value, end of period ...........   $   9.93       $   9.71       $   9.31      $   8.87      $     10.16
                                                            ---------------------------------------------------------------------
               Market price per share, end of period ....   $   9.06       $   8.89       $   8.35      $   8.45      $      9.25
                                                            =====================================================================
=================================================================================================================================
Total Investment Return**
---------------------------------------------------------------------------------------------------------------------------------
               Based on net asset value per share .......       2.40%@         4.30%          4.96%       (12.70%)           1.60%@
                                                            =====================================================================
               Based on market price per share ..........       2.05%@         6.47%         (1.18%)       (8.65%)          (7.50%)@
                                                            =====================================================================
=================================================================================================================================
Ratios to Average Net Assets
---------------------------------------------------------------------------------------------------------------------------------
               Expenses .................................       1.01%*         1.01%          1.02%         1.01%            1.00%*
                                                            =====================================================================
               Investment income--net ...................        .23%*          .09%           .09%          .06%             .12%*
                                                            =====================================================================
=================================================================================================================================
Supplemental Data
---------------------------------------------------------------------------------------------------------------------------------
               Net assets, end of period (in thousands) .   $312,809       $306,041       $293,414      $279,566      $   320,026
                                                            =====================================================================
               Portfolio turnover .......................       5.04%           .15%           .71%         3.59%            7.60%
                                                            =====================================================================

*     Annualized.
** Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.
+     Commencement of operations.
++    Based on average shares outstanding.
@     Aggregate total investment return.
@@    Amount is less than $.01 per share.

      See Notes to Financial Statements.


20      THE S&P 500(R) PROTECTED EQUITY FUND, INC.       MARCH 31, 2004

Notes to Financial Statements

1. Significant Accounting Policies:

The S&P 500(R) Protected Equity Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, fixed-term, closed-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The Fund is anticipated to terminate on or about November 30, 2007. The Fund determines and makes available for publication the net asset value of its Common Stock on a weekly basis. The Fund's Common Stock is listed on the Nasdaq under the symbol PEFX. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Equity securities that are held by the Fund that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available ask price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Directors of the Fund. Long positions traded in the over-the-counter ("OTC") market, Nasdaq Small Cap or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Directors of the Fund. Short positions traded in the OTC market are valued at the last available ask price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last ask price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Swap agreements are valued daily based upon quotations from market makers. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations.

Repurchase agreements are valued at cost plus accrued interest. The Fund employs pricing services to provide certain securities prices for the Fund. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including valuations furnished by the pricing services retained by the Fund, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Fund's Board of Directors. Such valuations and procedures will be reviewed periodically by the Board of Directors of the Fund.

Generally, trading in foreign securities, as well as U.S. government securities and money market instruments, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund's net asset value. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Fund's Board of Directors or by the Investment Adviser using a pricing service and/or procedures approved by the Fund's Board of Directors.

(b) Derivative financial instruments -- The Fund may engage in various portfolio investment strategies to provide liquidity or as a proxy for a direct investment in securities underlying the Fund's index. Losses may arise due to changes in the value of the contract or if the counter party does not perform under the contract.


        THE S&P 500(R) PROTECTED EQUITY FUND, INC.       MARCH 31, 2004       21

[LOGO] Merrill Lynch Investment Managers

o Financial futures contracts -- The Fund may purchase or sell financial futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options -- The Fund may purchase privately negotiated put option contracts intended to protect the Fund's initial net asset value. In addition to the put option contracts, the Fund is authorized to write covered call options and purchase put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written.

      When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(d) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

(e) Dividends and distributions -- Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(f) Securities lending -- The Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Where the Fund receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Fund typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Fund receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within three business days. The Fund may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.


22      THE S&P 500(R) PROTECTED EQUITY FUND, INC.       MARCH 31, 2004

Notes to Financial Statements (concluded)

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Investment Managers, L.P. ("MLIM"). The general partner of MLIM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. MLIM has entered into a Sub-Advisory Agreement with Merrill Lynch Asset Management U.K. Limited ("MLAM U.K."), an affiliate of MLIM, pursuant to which MLAM U.K. provides investment advisory services to MLIM with respect to the Fund. There is no increase in the aggregate fees paid by the Fund for these services.

MLIM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund will pay a fee on a quarterly basis in arrears at an annual rate equal to 1.0% of the average daily value of the Fund's net assets. To the extent that cash or cash equivalents are not sufficient to pay all of the investment advisory fee at the conclusion of a quarterly period, MLIM will defer collecting the portion of the investment advisory fee not covered by such available cash or cash equivalents. The Fund will not pay MLIM any interest on any deferred investment advisory fees.

MLIM will bear all of the Fund's ordinary operating expenses, including administration, custodial, transfer agency, legal, auditing and accounting fees.

The Fund has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., or its affiliates. As of March 31, 2004, the Fund lent securities with a value of $12,609 to MLPF&S or its affiliates. Pursuant to that order, the Fund also has retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of MLIM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market funds advised by MLIM or its affiliates. For the six months ended March 31, 2004, MLIM, LLC received $263 in securities lending agent fees.

Certain officers and/or directors of the Fund are officers and/or directors of MLIM, PSI, MLAM U.K., MLPF&S, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended March 31, 2004 were $11,871,955 and $11,407,019, respectively.

Net realized gains (losses) for the six months ended March 31, 2004 and net unrealized gains (losses) as of March 31, 2004 were as follows:

--------------------------------------------------------------------------------
                                                 Realized           Unrealized
                                              Gains (Losses)      Gains (Losses)
--------------------------------------------------------------------------------
Long-term investments ................        $   (800,494)        $(34,755,746)
Options purchased ....................                  --           43,880,404
Financial futures contracts ..........             633,753               16,218
                                              ---------------------------------
Total ................................        $   (166,741)        $  9,140,876
                                              =================================

As of March 31, 2004, net unrealized appreciation for Federal income tax purposes aggregated $8,988,073, of which $72,984,114 related to appreciated securities and $63,996,041 related to depreciated securities. The aggregate cost of investments at March 31, 2004 for Federal income tax purposes was $306,083,680.

4. Common Stock Transactions:

The Fund is authorized to issue 200,000,000 shares of Common Stock, par value $.10 per share.

5. Capital Loss Carryforward:

On September 30, 2003, the Fund had a net capital loss carryforward of $10,903,284, of which $29,263 expires in 2008, $1,794,979 expires in 2010 and
$9,079,042 expires in 2011. This amount will be available to offset like amounts of any future taxable gains.


        THE S&P 500(R) PROTECTED EQUITY FUND, INC.      MARCH 31, 2004        23

[LOGO] Merrill Lynch Investment Managers                         www.mlim.ml.com

The S&P 500(R) Protected Equity Fund, Inc. invests in a portfolio primarily of the common stocks of substantially all of the companies represented in the S&P 500 and privately negotiated put options contracts intended to protect the Fund's initial net asset value at the maturity date by limiting the risk of loss caused by a decline in the market value of the Fund's common stock portfolio.

This report, including the financial information herein, is transmitted to shareholders of The S&P 500(R) Protected Equity Fund, Inc. for their information. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-MER-FUND (1-800-637-3863); (2) on www.mutualfunds.ml.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.

The S&P 500(R) Protected Equity Fund, Inc.
Box 9011
Princeton, NJ
08543-9011

                                                                  #SPPEQ -- 3/04

Item 2 - Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 - Audit Committee of Listed Registrants - Not Applicable to this semi-annual report

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable to this semi-annual report

Item 8 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 9 - Submission of Matters to a Vote of Security Holders - Not Applicable

Item 10 - Controls and Procedures

10(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

10(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 - Exhibits attached hereto

11(a)(1) - Code of Ethics - Not Applicable to this semi-annual report

11(a)(2) - Certifications - Attached hereto

11(a)(3) - Not Applicable

11(b) - Certifications - Attached hereto

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

      The S&P 500 Protected Equity Fund, Inc.

      By: /s/ Terry K. Glenn
          -------------------------
          Terry K. Glenn,
          President of
          The S&P 500 Protected Equity Fund, Inc.

      Date: May 21, 2004

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


      By: /s/ Terry K. Glenn
          -------------------------
          Terry K. Glenn,
          President of
          The S&P 500 Protected Equity Fund, Inc.

      Date: May 21, 2004


      By: /s/ Donald C. Burke
          -------------------------
          Donald C. Burke,
          Chief Financial Officer of
          The S&P 500 Protected Equity Fund, Inc.

      Date: May 21, 2004